Inventories - Schedule of Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Line Items]
Inventories	$ 21,519	$ 274,854
Impairment provision for inventories	(754,945)	(4,112,364)
Robots at Warehouse [Member]
Schedule of Inventories [Line Items]
Inventories	754,945	4,112,364
Security Equipment and Others [Member]
Schedule of Inventories [Line Items]
Inventories	$ 21,519	$ 274,854